Revenue - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue [Line Items]
Revenue	$ 1,057,043	$ 140,522	$ 1,477,826
Technical and laboratory services revenue
Revenue [Line Items]
Revenue	$ 1,057,043	$ 140,522	$ 663,739